ACQUISITIONS - Consideration (Details) - USD ($) $ in Thousands	Apr. 10, 2015	Mar. 27, 2015
DCB
Business Acquisition [Line Items]
Cash		$ 8,449
Equity instruments		21,232
Contingent consideration		0
Fair value of total consideration transferred		$ 29,681
TLB
Business Acquisition [Line Items]
Cash	$ 7,771
Equity instruments	6,444
Contingent consideration	0
Fair value of total consideration transferred	$ 14,215